Related Party Transactions - Schedule of Balances Due to and Due from Related Parties (Details) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Due from related parties	$ 20,140		$ 64,496	$ 80,270
Due to related parties	553,814		374,553	195,214
Huang Xiansheng [Member]
Due from related parties	$ 20,140		$ 19,915	25,837
Relationship	Minority shareholder of Shenzhen Yeller		Minority shareholder of Shenzhen Yeller
Huang Yusheng [Member]
Due to related parties	$ 544,142		$ 374,553	137,791
Relationship	President of the Company		President of the Company
Shenzhen Yeller Investment & Development Co., Ltd [Member]
Due from related parties			$ 44,581	54,433
Due to related parties	$ 9,672
Relationship	Company owned by President of the Company		Company owned by President of the Company
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Due from related parties		$ 478,085		166,393
Due to related parties		15,367			460,699
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | Huang Xiansheng [Member]
Due from related parties				25,837
Due to related parties					91,617
Relationship		Shareholder		Shareholder
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | Huang Yusheng [Member]
Due from related parties				$ 86,123
Due to related parties		$ 15,367			219,590
Relationship		President of the Company		President of the Company
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | Shenzhen Huashengchuang Investment Development Co., Ltd [Member]
Due from related parties		$ 424,434
Relationship		Company owned by President of the Company
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | Shenzhen Yeller Investment & Development Co., Ltd [Member]
Due from related parties		$ 53,651		54,433
Due to related parties					$ 149,492
Relationship		Company owned by President of the Company		Company owned by President of the Company